CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	VisionChina Media Inc. shareholders' equity	Common shares	Additional paid-in capital	Accumulated (deficit) profit	Accumulated other comprehensive income	Noncontrolling interest
Balance at Dec. 31, 2009	$ 273,415,714	$ 272,981,356	$ 7,214	$ 192,362,565	$ 70,112,299	$ 10,499,278	$ 434,358
Balance (in shares) at Dec. 31, 2009			72,140,684
Increase (Decrease) in Shareholders' Equity
Shares issued for DMG Acquisition (as defined in Note 3)	67,567,386	67,567,386	848	67,566,538
Shares issued for DMG Acquisition (as defined in Note 3) (in shares)			8,476,013
Noncontrolling interest acquired in DMG Acquisition	2,403						2,403
Shares issued to certain subscribers (Note 14)	12,901,247	12,901,247	401	12,900,846
Shares issued to certain subscribers (Note 14) (in shares)			4,006,474
Exercise of share options	157,533	157,533	20	157,513
Exercise of share options (in shares)	202,800		202,800
Restricted shares			7	(7)
Restricted shares (in shares)			68,917
Share-based compensation	947,505	947,505		947,505
Dividend paid to a noncontrolling shareholder	(50,492)						(50,492)
Foreign currency translation adjustment	11,568,199	11,568,199				11,568,199
Net loss	(151,256,961)	(151,338,222)			(151,338,222)		81,261
Balance at Dec. 31, 2010	215,252,534	214,785,004	8,490	273,934,960	(81,225,923)	22,067,477	467,530
Balance (in shares) at Dec. 31, 2010			84,894,888
Increase (Decrease) in Shareholders' Equity
Shares issued to certain subscribers (Note 14)	68,996,741	68,996,741	1,737	68,995,004
Shares issued to certain subscribers (Note 14) (in shares)			17,375,479
Shares repurchases	(1,877,565)	(1,877,565)	(106)	(1,877,459)
Shares repurchases (in shares)	(1,062,450)		(1,062,450)
Exercise of share options	92,840	92,840	8	92,832
Exercise of share options (in shares)	88,334		88,334
Restricted shares			2	(2)
Restricted shares (in shares)	16,764		16,764
Share-based compensation	817,673	817,673		817,673
Disposal of equity interest in a subsidiary	(134,956)						(134,956)
Foreign currency translation adjustment	12,872,968	12,872,968				12,872,968
Net loss	(12,618,254)	(12,503,292)			(12,503,292)		(114,962)
Balance at Dec. 31, 2011	283,401,981	283,184,369	10,131	341,963,008	(93,729,215)	34,940,445	217,612
Balance (in shares) at Dec. 31, 2011	101,313,015		101,313,015
Increase (Decrease) in Shareholders' Equity
Exercise of share options	39,000	39,000	4	38,996
Exercise of share options (in shares)	39,100		39,100
Restricted shares			2	(2)
Restricted shares (in shares)	14,429		14,429
Share-based compensation	668,654	668,654		668,654
Foreign currency translation adjustment	2,431,227	2,431,227				2,431,227
Net loss	(246,527,916)	(246,409,192)			(246,409,192)		(118,724)
Balance at Dec. 31, 2012	$ 40,012,946	$ 39,914,058	$ 10,137	$ 342,670,656	$ (340,138,407)	$ 37,371,672	$ 98,888
Balance (in shares) at Dec. 31, 2012	101,366,544		101,366,544